Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss adjusted for Deemed Dividends and Deemed Dividends equivalents	$ (72,461)	$ (24,996)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	24,862,600	18,510,033
Net loss per share attributable to common stockholders, basic and diluted	$ (2.91)	$ (1.35)